UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum St., Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

 (Zip code)

Robert Cuculich

Pinnacle Advisers LLC

507 Plum St., Suite 120

Syracuse, New York 13204

(Name and address of agent for service)

Registrant's telephone number, including area code: 315-251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NYSA Fund

CHEVRON CORPORATION

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 4/28/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	COUNTRY SELECTION GUIDELINES	Against	Issuer	Against	With
1A	ELECTION OF DIRECTOR: L.F. DEILY	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: R.E. DENHAM	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: A.P. GAST	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: E. HERNANDEZ, JR.	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: J.M. HUNTSMAN, JR.	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: G.L. KIRKLAND	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: C.W. MOORMAN	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: K.W. SHARER	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: J.G. STUMPF	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: R.D. SUGAR	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: C. WARE	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: J.S. WATSON	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
4	CHARITABLE CONTRIBUTIONS DISCLOSURE	For	Issuer	For	With
5	LOBBYING DISCLOSURE	For	Issuer	For	With
6	SHALE ENERGY OPERATIONS	For	Issuer	For	With
7	INDEPENDENT CHAIRMAN	Against	Issuer	Against	With
8	SPECIAL MEETINGS	Against	Issuer	Against	With
9	INDEPENDENT DIRECTOR WITH ENVIRONMENTAL EXPERTISE	Against	Issuer	Against	With

CHEVRON CORPORATION

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 4/28/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	COUNTRY SELECTION GUIDELINES	Against	Issuer	Against	With
1A	ELECTION OF DIRECTOR: L.F. DEILY	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: R.E. DENHAM	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: A.P. GAST	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: E. HERNANDEZ, JR.	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: J.M. HUNTSMAN, JR.	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: G.L. KIRKLAND	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: C.W. MOORMAN	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: K.W. SHARER	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: J.G. STUMPF	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: R.D. SUGAR	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: C. WARE	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: J.S. WATSON	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
4	CHARITABLE CONTRIBUTIONS DISCLOSURE	For	Issuer	For	With
5	LOBBYING DISCLOSURE	For	Issuer	For	With
6	SHALE ENERGY OPERATIONS	For	Issuer	For	With
7	INDEPENDENT CHAIRMAN	Against	Issuer	Against	With
8	SPECIAL MEETINGS	Against	Issuer	Against	With
9	INDEPENDENT DIRECTOR WITH ENVIRONMENTAL EXPERTISE	Against	Issuer	Against	With

DENDREON CORPORATION

Ticker Symbol:DNDN	Cusip Number:24823Q107
Record Date: 4/2/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: DAVID C. STUMP, M.D.	For	Issuer	For	With
2	TO APPROVE AN AMENDMENT TO THE DENDREON CORPORATION 2009 EQUITY INCENTIVE PLAN TO INCREASE THE INDIVIDUAL LIMITS AND THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE THEREUNDER FROM 22,200,000 TO 32,000,000.	For	Issuer	For	With
3	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.	For	Issuer	For	With
5	TO APPROVE, ON AN ADVISORY BASIS, THE STOCKHOLDER PROPOSAL DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT, IF PROPERLY PRESENTED AT THE MEETING.	Abstained	Issuer	N/A	With

DRY SHIP

Ticker Symbol:DRYS	Cusip Number:Y2109Q101
Record Date: 9/3/2013	Meeting Date: 10/31/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Chrysorula Kandylidis, George Demathas	For	Issuer	For	With
2	Account E&Y	For	Issuer	For	With

ENERGY FUELS INC

Ticker Symbol:UUUU	Cusip Number:292671708
Record Date: 4/28/2014	Meeting Date: 5/21/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) J. BIRKS BOVAIRD 2) STEPHEN P. ANTONY 3) PAUL A. CARROLL 4) LAWRENCE A. GOLDBERG 5) MARK E. GOODMAN 6) BRUCE D. HANSEN 7) RON F. HOCHSTEIN 8) TAE HWAN KIM 9) RICHARD J. PATRICIO	For	Issuer	For	With
2	WITH RESPECT TO THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS AS AUDITORS AND TO AUTHORIZE THE DIRECTORS TO FIX THE REMUNERATION OF THE AUDITORS;	For	Issuer	For	With
3	THE ORDINARY RESOLUTION RATIFYING BY-LAW NO.2 OF THE CORPORATION, AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR;	For	Issuer	For	With
4	THE ORDINARY RESOLUTION RATIFYING AN AMENDMENT TO THE BY-LAWS OF THE CORPORATION TO ADD AN ADVANCE NOTICE REQUIREMENT FOR NOMINATIONS OF DIRECTORS BY SHAREHOLDERS IN CERTAIN CIRCUMSTANCES, AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.	For	Issuer	For	With

FREEPORT -MCMORAN COPPER & GOLD INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 4/21/2014	Meeting Date: 6/17/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) RICHARD C. ADKERSON 2) ROBERT J. ALLISON, JR. 3) ALAN R. BUCKWALTER, III 4) ROBERT A. DAY 5) JAMES C. FLORES 6) GERALD J. FORD 7) THOMAS A. FRY, III 8) H. DEVON GRAHAM, JR. 9) LYDIA H. KENNARD 10) CHARLES C. KRULAK 11) BOBBY LEE LACKEY 12) JON C. MADONNA 13) DUSTAN E. MCCOY 14) JAMES R. MOFFETT 15) STEPHEN H. SIEGELE 16) FRANCES FRAGOS TOWNSEND	For	Issuer	For	With
2	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
4	APPROVAL OF THE FREEPORT-MCMORAN COPPER & GOLD INC. ANNUAL INCENTIVE PLAN.	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL REGARDING THE SELECTION OF A CANDIDATE WITH ENVIRONMENTAL EXPERTISE TO BE RECOMMENDED FOR ELECTION TO THE BOARD OF DIRECTORS.	Against	Issuer	Against	With

FUELCELL ENERGY INC

Ticker Symbol:FCEL	Cusip Number:35952H106
Record Date: 2/27/2014	Meeting Date: 3/27/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) ARTHUR A. BOTTONE 2) RICHARD A. BROMLEY 3) J H ENGLAND 4) JAMES D. GERSON 5) WILLIAM A. LAWSON 6) JOHN A. ROLLS 7) TOGO DENNIS WEST, JR	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2014.	For	Issuer	For	With
3	TO AMEND THE FUELCELL ENERGY, INC. AMENDED AND RESTATED 2010 EQUITY INCENTIVE PLAN.	For	Issuer	For	With
4	TO AMEND THE FUELCELL ENERGY, INC. ARTICLES OF INCORPORATION INCREASING ITS AUTHORIZED COMMON STOCK FROM 275,000,000 TO 400,000,000 SHARES.	For	Issuer	For	With
5	TO VOTE, ON AN ADVISORY BASIS, ON THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS SET FORTH IN THE EXECUTIVE COMPENSATION SECTION OF THIS PROXY STATEMENT.	For	Issuer	For	With

LIGAND PHARMACEUTICALS INC.

Ticker Symbol:LGND	Cusip Number:53220K504
Record Date: 4/14/2014	Meeting Date: 6/4/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) JASON M. ARYEH 2) TODD C. DAVIS 3) JOHN L. HIGGINS 4) DAVID M. KNOTT 5) JOHN W. KOZARICH 6) JOHN L. LAMATTINA 7) SUNIL PATEL 8) STEPHEN L. SABBA	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED ACCOUNTING FIRM.	For	Issuer	For	With
3	APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF A STOCKHOLDER PROPOSAL REGARDING THE ENGAGEMENT OF AN INVESTMENT BANKING FIRM TO EFFECTUATE A SPIN-OFF OF THE COMPANY'S CHEMICAL ENTITY RESEARCH & DEVELOPMENT BUSINESS INTO A SEPARATELY TRADED PUBLIC COMPANY.	Against	Issuer	Against	With

MBIA INC.

Ticker Symbol:MBI	Cusip Number:55262C100
Record Date: 4/7/2014	Meeting Date: 5/1/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JOSEPH W. BROWN	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: MARYANN BRUCE	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: SEAN D. CARNEY	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: DAVID A. COULTER	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: STEVEN J. GILBERT	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: DANIEL P. KEARNEY	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: CHARLES R. RINEHART	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: THEODORE SHASTA	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: RICHARD C. VAUGHAN	For	Issuer	For	With
2	TO APPROVE, ON AN ADVISORY BASIS, EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP, CERTIFIED PUBLIC ACCOUNTANTS, AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE YEAR 2014.	For	Issuer	For	With

* Management Recommended Vote

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Series Trust

By /s/Robert Cuculich

* Robert Cuculich

President

Date: July 15, 2014

*Print the name and title of each signing officer under his or her signature.